Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,790	$ 13,704	$ 12,280
Amortized cost	25,045	24,472	7,272
FVOCI Securities	74,101	64,515	$ 66,696
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,411	2,899
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	11,379	10,805
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
Amortized cost	1	1
FVOCI Securities	$ 2	$ 2